Impairment of Long-Lived Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charge	$ 100.7	$ 1.6	$ 180.0	$ 15.6